Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents		€ (7,441)	€ (8,710)	[1]	€ (12,736)	[1]	€ (10,098)
Net debt	[2]	8,772	€ 7,793		€ 6,437
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 16,158
Debt, percent		100.00%
Net debt		€ 8,717
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 14,592
Debt, percent		90.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 1,566
Debt, percent		10.00%
Cash and cash equivalents		€ (7,441)
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		16,171
Debt, percent			100.00%		100.00%
Cash and cash equivalents		(7,365)	€ (8,738)		€ (12,781)
Net debt		8,806	€ 7,835		€ 6,492
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 11,098
Debt, percent		69.00%	69.00%		85.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 5,074
Debt, percent		31.00%	31.00%		15.00%
Year 1 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		€ 4,218
Net debt		(3,223)
Year 1 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		2,716
Year 1 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,502
Cash and cash equivalents		(7,441)
Year 1 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,231
Net debt		(3,134)
Year 1 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		(778)
Year 1 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		5,010
Cash and cash equivalents		(7,365)
Year 2 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,042
Net debt		3,042
Year 2 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,010
Year 2 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		32
Cash and cash equivalents		0
Year 2 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,042
Net debt		3,042
Year 2 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,010
Year 2 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		32
Cash and cash equivalents		0
Year 3 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,151
Net debt		1,151
Year 3 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,150
Year 3 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1
Cash and cash equivalents		0
Year 3 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,151
Net debt		1,151
Year 3 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,150
Year 3 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1
Cash and cash equivalents		0
Year 4 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,667
Net debt		1,667
Year 4 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,666
Year 4 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1
Cash and cash equivalents		0
Year 4 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,667
Net debt		1,667
Year 4 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,666
Year 4 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1
Cash and cash equivalents		0
Year 5 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,301
Net debt		1,301
Year 5 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,300
Year 5 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1
Cash and cash equivalents		0
Year 5 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,301
Net debt		1,301
Year 5 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,300
Year 5 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1
Cash and cash equivalents		0
Year 5 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,779
Net debt		4,779
Year 5 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,750
Year 5 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		29
Cash and cash equivalents		0
Year 5 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,779
Net debt		4,779
Year 5 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		4,750
Year 5 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		29
Cash and cash equivalents		0
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		10,681
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		13,626
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		0
Cash and cash equivalents		(2,945)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		7,285	€ 6,852		€ 10,489
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		11,098
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		174
Cash and cash equivalents		(3,987)
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		(2,017)
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		966
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		1,221
Cash and cash equivalents		(4,204)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		2,502	€ 1,169		€ (2,404)
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		0
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt		3,507
Cash and cash equivalents		(1,005)
Singapore dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		(3)
Singapore dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt		(822)
Singapore dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents		€ (822)

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)